Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX

Note 12 - INCOME TAX

British Virgin Islands (“BVI”)

Under the tax laws of BVI, AGM Holdings and AGM Software are not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

Under the tax laws of Hong Kong, Anyi Technology, AGM HK and AGMClub are subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong or 8.25% if the net profit under $2,000,000 for 2019 and beyond, and allowed to offset their future tax taxable income with taxable operating losses with carried forward indefinitely.

United Kingdom

Under the tax laws of United Kingdom, AGM UK is subject to tax at 19% on the assessable profits arising in or derived from United Kingdom, and allowed to offset their future tax taxable income with taxable operating losses with carried forward in a 2-year period. AGM UK has incurred net loss for the years ended December 31, 2018 and 2019.

Australia

Under the tax laws of Australia, AGM Australia is subject to tax at 27.5% on the assessable profits arising in or derived from Australia, and taxable operating loss incurred by companies incorporated in Australia are allowed to be carried forward indefinitely. AGM Australia has incurred net loss for the years ended December 31, 2018 and 2019.

Cayman Islands

Under the tax laws of Cayman Islands, AGM Global and Anyi Network are not subject to tax on income or capital gain. In addition, payments of dividends by such entities to their shareholders are not subject to withholding tax in Cayman Islands.

China

On March 16, 2007, the National People’s Congress passed the Enterprise Income Tax Law (“the China EIT Law”), which was effective as of January 1, 2008. Companies incorporated in China are allowed to offset future tax taxable income with taxable operating losses carried forward in a 5-year period.

The China EIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in China be treated as a resident enterprise for PRC tax purpose and consequently be subject to China income tax at the rate of 25% for its worldwide income. The Implementing Rules of the China EIT Law merely defines the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” On April 22, 2009, China State Administration of Taxation further issued a notice entitled “Notice regarding Recognizing Offshore-Established Enterprises Controlled by PRC Shareholders as Resident Enterprises Based on Their place of Effective Management.” Under this notice, a foreign company controlled by a PRC company or a group of PRC companies shall be deemed as a PRC resident enterprise, if (i) the senior management and the core management departments in charge of its daily operations mainly function in China; (ii) its financial decisions and human resource decisions are subject to decisions or approvals of persons or institutions in China; (iii) its major assets, accounting books, company sales, minutes and files of board meetings and shareholders’ meetings are located or kept in China; and (iv) more than half of the directors or senior management personnel with voting rights reside in China. Based on a review of surrounding facts and circumstances, the Company believe that there is an uncertain tax position as to whether its operations outside of China will be considered a resident enterprise for PRC tax purposes due to limited guidance and implementation history of the China EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25%. The Company has evaluated this uncertain tax position and recorded a tax liability on the Consolidated Balance Sheet.

The China EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the previous income tax regulations. British Virgin Islands, where the Company is incorporated, did not have such tax treaty with China.

AGM Beijing, AGM Tianjin, AGM Nanjing, Jiangsu AnYiWang, Beijing AnYiWang, Changzhou AnYiWang, Lianyungang AnYiWang, Tongshan Nanquan and Hubei AnYiWang are subject to 25% China statutory tax rate.

AGM Beijing and AGM Tianjin incurred net loss for the year ended December 31, 2020, AGM Beijing, AGM Tianjin, AGM Nanjing, Beijing AnYiWang, and Tongshan Nanquan incurred net loss for the year ended December 31, 2019, and AGM Beijing and AGM Tianjin incurred net loss for the year ended December 31, 2018.

The provision for income taxes consisted of the following:

	For the Years Ended December 31,
	2020	2019	2018
Current	$(76,343)	$(123,001)	$595,421
Deferred	-	-	-
Less from discontinued operations	$-	$(58,386)	$-
Total from continuing operations	$(76,343)	$(64,615)	$595,421

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Years Ended December 31,
	2020	2019	2018
HK statutory income tax rate	16.5%	16.5%	16.5%
Valuation allowance recognized with respect to the loss in the HK company	(16.5)%	(16.5)%	(16.5)%
UK statutory income tax rate	-	19.0%	19.0%
Valuation allowance recognized with respect to the loss in the UK company	-	(19.0)%	(19.0)%
Australian statutory income tax rate	-	27.5%	27.5%
Valuation allowance recognized with respect to the loss in the Australian company	-	(27.5)%	(27.5)%
PRC statutory income tax rate	25.0%	25.0%	25.0%
Uncertain tax position	25.0%	25.0%	25.0%
Changes in valuation allowance for deferred tax asset	(25.0)%	(25.0)%	(25.0)%
Total tax rate	25%	25%	25%

The Management believes that the Company’s cumulative losses arising from recurring business of subsidiaries constituted significant strong evidence that most of the deferred tax assets would not be realizable and this evidence outweighed the expectations that the Company would generate future taxable income. As such, deferred tax assets arise from net operating losses are subject to full valuation allowance for the year ended December 31, 2020. The valuation allowance of $34,922 and $236,963 was recorded as of December 31, 2020 and 2019.

The summary of cumulative net operating losses carried forward for the Company’s subsidiaries in different regions is as follows:

	For the Years Ended December 31,			Expiration Beginning in the
	2020	2019	2018	Year
PRC Region	$445,060	$424,478	$5,940,924	2021
HK Region	45,090	338,255	340,902	Indefinitely
UK Region	-	-	1,102	2020
Australia Region	-	-	53,063	Indefinitely
Less from discontinued operation of PRC	$-	$(127,171)	$-
Total cumulative net operating loss carry-forward from continuing operation	$490,150	$639,562	$6,335,990

Components of the Company’s net deferred tax assets are set forth below:

	December 31,	December 31,	December 31,
	2020	2019	2018
Deferred tax assets:
Net operating loss carry-forwards	$111,265	$236,963	$1,556,422
Total of deferred tax assets	111,265	236,963	1,556,422
Less: valuation allowance	(111,265)	(236,963)	(1,556,422)
Net deferred assets	$-	$-	$-

Accounting for Uncertainty in Income Taxes

The Company and certain subsidiaries are established in various foreign countries with significant operations located in China. The Company might not be subject to PRC income tax and did not pay any income tax to PRC however it is uncertain as to whether China tax authority may take different views about the Company’s tax positions which may lead to additional tax liabilities.

The tax authority of China Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in China after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether China tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the company’s tax position and recognized liabilities for uncertain tax positions for the years ended December 31, 2020, 2019 and 2018, and the period from inception (April 27, 2015) to December 31, 2015. This liability is included in Accrued expenses and other current liabilities on the Consolidated Balance Sheets.

The activity of the unrecognized tax benefits related to the Company’s uncertain tax positions is summarized as follows:

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Gross beginning balance	$1,562,330	$1,483,745	$2,079,166
Gross increase to tax positions in the current period	76,343	123,001	(595,421)
Gross increase to tax position in the prior period	-	-	-
Gross decrease to tax position in the prior period	-	-	-
Lapse of statute limitations	-	-	-
Less from discontinued operations	$-	$(44,416)	$-
Gross ending balance from continuing operations	$1,638,673	$1,562,330	$1,483,745

There were no interests and penalties in relation to the Company uncertain tax positions for the fiscal years ended December 31, 2020, 2019 and 2018.